Investments - Australis Capital Inc. (Details) - Restricted Back-In Right Warrants - ACI - Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
$ / shares in Units, $ in Millions
	12 Months Ended
	Jun. 30, 2022 CAD ($) year day $ / shares shares	Jun. 30, 2021 CAD ($) year $ / shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants held by entity (in shares) | shares	22,628,751
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.20
Warrants received, percentage of common shares issued and outstanding	20.00%
Financial assets, at fair value, volume weighted average trading price, period | day	5
Financial assets, at fair value | $	$ 1.4	$ 5.7
Share price (in CAD per share) | $ / shares	$ 0.09	$ 0.32
Unrealized losses on fair value | $	$ 4.2	$ 2.5
Risk-free interest rate
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.04	0.02
Dividend yield
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0	0
Historical volatility for shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	1.13	1.16
Expected life
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year	6.23	7.23